SCHEDULE OF SOURCES OF CHANGES IN DISCOUNTED FUTURE NET CASH FLOWS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Standardized measure of discounted future net cash flows at the beginning of the year	$ 7,597,232	$ 5,579,842	$ 10,120,562
Extensions, discoveries and improved recovery, less related costs	500,000	500,000	500,000
Revisions of previous quantity estimates	(19,526,823)	(14,979,996)	6,073,161
Changes in estimated future development costs	340,200	4,046,951	811,043
Purchases (sales) of minerals in place
Net changes in prices and production costs	15,310,987	19,129,705	(21,967,808)
Accretion of discount	23,577	638,201	2,377,063
Sales of oil and gas produced, net of production costs	(4,244,775)	(4,328,719)	(2,536,006)
Development costs incurred during the period	4,540,497	2,724,238	201,946
Change in timing of estimated future production and other
Net change in income taxes	3,692,435	(5,712,990)	9,999,882
Standardized measure of discounted future net cash flows at the end of the year	$ 8,233,330	$ 7,597,232	$ 5,579,842